Stock Options - Schedule of Weighted Average Inputs (Details)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Minimum [Member]
Schedule of Weighted Average Inputs [Line Items]
Risk free interest rate	3.90%	3.90%	3.90%	1.88%	1.88%
Expected term (years)	6 years 3 days	6 years 3 days	6 years 3 days	10 years	10 years
Expected volatility	65.79%	65.79%	65.79%	65.79%	65.79%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Schedule of Weighted Average Inputs [Line Items]
Risk free interest rate	3.90%	3.90%	3.90%	2.85%	2.85%
Expected term (years)	9 years 11 months 12 days	9 years 11 months 12 days	9 years 11 months 12 days	10 years	10 years
Expected volatility	68.51%	68.51%	68.51%	81.45%	81.45%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%